Accounts Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivables, Net [Abstract]
Schedule of Accounts Receivables	Accounts receivables are consisted of the following:
	December 31, 2024	December 31, 2025
	RMB	RMB
Accounts receivable	—	6,522
Less: allowance for doubtful accounts	—	—
Accounts receivable, net	—	6,522